SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUSES

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                   AMERICAN GENERAL LIFE INSURANCE COMPANY
                         VARIABLE SEPARATE ACCOUNT
       POLARIS SELECT INVESTOR VARIABLE ANNUITY DATED NOVEMBER 10, 2014

                        VARIABLE ANNUITY ACCOUNT FIVE
           SEASONS SELECT II VARIABLE ANNUITY DATED AUGUST 28, 2014

                      SEASONS ADVANTAGE VARIABLE ANNUITY
                        SEASONS ADVISOR VARIABLE ANNUITY
                       SEASONS ADVISOR II VARIABLE ANNUITY
                     SEASONS ADVISOR III VARIABLE ANNUITY
                        SEASONS ELITE VARIABLE ANNUITY
                 SEASONS PREFERRED SOLUTION VARIABLE ANNUITY
                        SEASONS SELECT VARIABLE ANNUITY
                     SEASONS TRIPLE ELITE VARIABLE ANNUITY

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        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                       FS VARIABLE SEPARATE ACCOUNT
        POLARIS SELECT INVESTOR VARIABLE ANNUITY DATED NOVEMBER 10, 2014

                     FS VARIABLE ANNUITY ACCOUNT FIVE
          SEASONS SELECT II VARIABLE ANNUITY DATED AUGUST 28, 2014
                      SEASONS ELITE VARIABLE ANNUITY
                   SEASONS TRIPLE ELITE VARIABLE ANNUITY

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      Effective on October 17, 2014, the portfolio managers of the
International Equity and the Mid Cap Value portfolios changed as follows:


------------------------------   -------------------------------------   -------------------------------------------
Underlying Funds:                Formerly Managed by:                    Newly Managed by:
------------------------------   -------------------------------------   -------------------------------------------
International Equity Portfolio   Janus Capital Management LLC,           Janus Capital Management LLC,
                                 Lord, Abbett & Co. LLC and              T. Rowe Price Associates, Inc. and
                                 PineBridge Investments, LLC             SunAmerica Asset Management, LLC


------------------------------   -------------------------------------   --------------------------------------------
Mid Cap Value Portfolio	         Goldman Sachs Asset Management, L.P.,   Goldman Sachs Asset Management, L.P.,
                                 Lord Abbett & Co. LLC and               Massachusetts Financial Services Company and
                                 SunAmerica Asset Management, LLC        SunAmerica Asset Management, LLC







Dated:   November 14, 2014


             Please keep this Supplement with your Prospectus